Organization and Principal Activities - Schedule of Principal Subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2019
Organization And Principal Activities [Line Items]
Place of incorporation	E9
Viomi HK | Subsidiaries
Organization And Principal Activities [Line Items]
Place of incorporation	K3
Date of incorporation	Jan. 30, 2015
Percentage of beneficial ownership	100.00%
Principal activities	Investment holding
Lequan | Subsidiaries
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	May 15, 2015
Percentage of beneficial ownership	100.00%
Principal activities	Investment holding
Yunmi Hulian Technology (Guangdong) Co., Ltd. | Subsidiaries
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	Dec. 09, 2019
Percentage of beneficial ownership	100.00%
Principal activities	Investment holding
Foshan Viomi | VIEs
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	May 06, 2014
Percentage of beneficial ownership	100.00%
Principal activities	Home appliance development and sales
Beijing Viomi | VIEs
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	Jan. 12, 2015
Percentage of beneficial ownership	100.00%
Principal activities	No substantial business
Guangdong Lizi Technology Co Ltd Gangdong Lizi
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	Jul. 26, 2018
Percentage of beneficial ownership	VIE’s subsidiary
Principal activities	Home appliance development and sales
Guangdong AI Touch Technology Co Ltd AI Touch
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	Jan. 30, 2019
Percentage of beneficial ownership	VIE’s subsidiary
Principal activities	Home appliance development and sales